CASH FLOW STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [text block] [Abstract]
Schedule of Change in Operating Assets	Change in operating assets

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Change in financial assets held at amortised cost	(9,688)	(11,832)	(10,338)	(1,815)	(5,482)	(992)
Change in amounts due from fellow Lloyds Banking Group undertakings	1,116	24	4,827	73,506	(48,692)	9,875
Change in derivative financial instruments and financial assets at fair value through profit or loss	1,089	24,649	40,137	(268)	22,568	37,356
Change in other operating assets	627	63	(442)	239	63	295
Change in operating assets	(6,856)	12,904	34,184	71,662	(31,543)	46,534

Schedule of Non-Cash and Other Items	Change in operating liabilities

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Change in deposits from banks	1,404	(2,670)	(2,677)	3,182	1,802	(2,219)
Change in customer deposits	37,728	5,593	(11,901)	24,711	10,360	(5,258)
Change in amounts due to fellow Lloyds Banking Group undertakings	(1,316)	(8,142)	(5,466)	(73,233)	28,016	(23,522)
Change in debt securities in issue	(17,138)	11,898	4,730	(13,400)	11,722	1,442
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	(2,549)	(11,527)	(45,383)	(3,004)	(10,776)	(46,514)
Change in investment contract liabilities	—	—	(353)	—	—	—
Change in other operating liabilities[1]	(288)	(782)	(383)	(249)	(1,823)	(648)
Change in operating liabilities	17,841	(5,630)	(61,433)	(61,993)	39,301	(76,719)
1Includes a decrease of £163 million (2019: increase of £43 million; 2018: increase of £27 million) for the Group and a decrease of £42 million (2019: increase of £20 million; 2018: increase of £27 million) for the Bank in respect of lease liabilities.

Schedule of Non-Cash and Other Items	Non-cash and other items

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Depreciation and amortisation	2,670	2,602	2,374	1,325	1,245	1,031
Permanent diminution in value of investment in subsidiaries	—	—	—	—	159	92
Dividends and distributions on other equity instruments received from subsidiary undertakings	—	—	—	(211)	(1,434)	(4,968)
Revaluation of investment properties	20	8	(46)	—	—	—
Allowance for loan losses	3,802	1,380	1,012	1,742	490	553
Write-off of allowance for loan losses, net of recoveries	(1,279)	(1,457)	(1,000)	(622)	(759)	(608)
Impairment charge relating to undrawn balances	253	(17)	(72)	155	14	(46)
Impairment of financial assets at fair value through other comprehensive income	5	(1)	(14)	1	(1)	(2)
Change in insurance contract liabilities	—	—	(1,520)	—	—	—
Payment protection insurance provision	85	1,795	1,395	169	859	628
Other regulatory provisions	329	395	561	143	137	311
Other provision movements	80	(161)	(509)	18	(43)	(413)
Additional capital injections to subsidiaries	—	—	—	(33)	(53)	(72)
Net charge in respect of defined benefit schemes	247	245	404	121	131	196
Unwind of discount on impairment allowances	(47)	(52)	(39)	(31)	(32)	(33)
Foreign exchange impact on balance sheet[1]	823	420	(365)	491	(230)	(130)
Interest expense on subordinated liabilities	846	947	1,072	534	657	654
Loss (profit) on disposal of businesses	—	(107)	(1,010)	—	—	21
Other non-cash items	(1,169)	(295)	933	(308)	(142)	990
Total non-cash items	6,665	5,702	3,176	3,494	998	(1,796)
Contributions to defined benefit schemes	(1,153)	(1,069)	(868)	(650)	(563)	(455)
Payments in respect of payment protection insurance provision	(1,700)	(2,457)	(2,101)	(726)	(1,156)	(1,057)
Payments in respect of other regulatory provisions	(465)	(707)	(956)	(233)	(229)	(302)
Other	137	—	6	(65)	—	—
Total other items	(3,181)	(4,233)	(3,919)	(1,674)	(1,948)	(1,814)
Non-cash and other items	3,484	1,469	(743)	1,820	(950)	(3,610)
1When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet	Analysis of cash and cash equivalents as shown in the balance sheet

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m

Cash and balances at central banks	49,888	38,880	40,213	45,753	35,741	37,632
Less: mandatory reserve deposits[1]	(4,392)	(3,177)	(2,541)	(954)	(764)	(803)
	45,496	35,703	37,672	44,799	34,977	36,829
Loans and advances to banks	5,950	4,852	3,692	5,656	4,453	3,153
Less: amounts with a maturity of three months or more	(2,480)	(1,941)	(1,641)	(2,387)	(1,648)	(1,328)
	3,470	2,911	2,051	3,269	2,805	1,825
Total cash and cash equivalents	48,966	38,614	39,723	48,068	37,782	38,654
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.

Schedule of Acquisition of Group Undertakings and Businesses	Acquisition of group undertakings and businesses

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Net assets acquired:
Intangible assets	—	—	21	—	—	—
Other assets	—	—	6	—	—	—
Other liabilities	—	—	(1)	—	—	—
Cash consideration	—	—	26	—	—	—
Less: cash and cash equivalents acquired	—	—	—	—	—	—
Net cash outflow arising from acquisitions of subsidiaries and businesses	—	—	26	—	—	—
Investment in subsidiary acquired	—	—	—	—	—	98
Net cash outflow from acquisitions in the year	—	—	26	—	—	98

Schedule of Disposal and Closure of Group Undertakings and Businesses	Disposal of group undertakings and businesses

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss	—	—	125,379	—	—	—
Loans and advances to customers	—	—	3,495	—	—	—
Due from fellow group undertakings	—	—	14,436	—	—	—
Derivative financial instruments	—	—	3,027	—	—	—
Investment property	—	—	3,639	—	—	—
Goodwill	—	—	1,836	—	—	—
Value of in-force business	—	—	4,902	—	—	—
Property, plant and equipment	—	—	48	—	—	—
	—	—	156,762	—	—	—
Customer deposits	—	—	(15,236)	—	—	—
Due to fellow Lloyds Banking Group undertakings	—	—	(2,584)	—	—	—
Derivative financial instruments	—	—	(2,762)	—	—	—
Liabilities from insurance and investment contracts	—	—	(117,021)	—	—	—
Subordinated liabilities	—	—	(2,494)	—	—	—
Non-controlling interests	—	—	(305)	—	—	—
Other net liabilities	—	—	(8,759)	—	—	—
	—	—	(149,161)	—	—	—
Net assets disposed of	—	—	7,601	—	—	—
Investment in subsidiary disposed of	—	—	—	—	20	7,725
Profit (loss) on sale of businesses	—	107	1,010	—	—	(21)
Cash consideration received on losing control of group undertakings and businesses	—	107	8,611	—	20	7,704
Cash and cash equivalents disposed	—	—	(7)	—	—	—
Net cash inflow	—	107	8,604	—	20	7,704